Summary Of Significant Accounting Policies - Summary of Finite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Distribution agreements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member] | Customer backlog and relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Customer backlog and relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Minimum [Member] | Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years